Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Goodwill
Goodwill, Beginning Balance		¥ 58,676	¥ 9,114
Goodwill acquired		313,717	49,562
Disposal of subsidiaries		(316)
Goodwill, Ending Balance	$ 54,477	372,077	58,676	¥ 9,114
Impairment charges on goodwill		¥ 0	¥ 0	¥ 0